Note 23 - Commitments and Contingencies (Details Textual) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Mark Eaton Lawsuit [Member]
Litigation Settlement, Expense	€ 206	€ 171